Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended			15 Months Ended
	Aug. 26, 2020 $ / shares shares	Jun. 30, 2021 shares	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plan | plan			2
Stock-based compensation expense | $			$ 13,020	$ 351	$ 315
Restricted shares granted (in shares)			2,170,426
Restricted shares granted, grant date fair value (in dollars per share) | $ / shares			$ 6.10
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		0	0			0
Shares exercised, intrinsic value | $			$ 6,642	$ 2,061
Compensation cost not yet recognized | $			$ 32			$ 32
Stock options outstanding (in shares)			8,371,097	10,571,222		8,371,097
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized | $			$ 1,539			$ 1,539
Options granted, weighted-average grant-date fair value (in dollars per share) | $ / shares			$ 6.18
Stock options outstanding (in shares)			346,603	0		346,603
Shares available for grant (in shares)			6,470,397			6,470,397
Stock options | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period of recognition			1 year 9 months 7 days
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period of recognition			2 years 10 months 17 days
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $			$ 9,348
Restricted shares granted (in shares)	19,000,000
Restricted shares granted, grant date fair value (in dollars per share) | $ / shares	$ 3.28
Percentage of awards vested	15.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)			0	0